LEASES - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASES
Beginning balance	€ 9,694	€ 10,886
Additions	461	306
Interest	586	655
Payment	2,098	2,184
Foreign exchange difference	(94)	32
Ending balance	€ 8,550	€ 9,694